Equity Line of Credit ("ELOC") (Details) - USD ($)							1 Months Ended				12 Months Ended
	Mar. 17, 2025	Nov. 06, 2024	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Mar. 31, 2025	Jul. 31, 2025	Aug. 04, 2025
Equity Line of Credit [Abstract]
Number of shares issued (in shares)			9,176	2,549	6,372	9,176
Consideration to be paid		$ 125,000
Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit [Abstract]
Value of shares reserved for issuance under equity line of credit			$ 40,000,000
Shares issued (in shares)		50,000						845,700			845,700
Number of shares issued (in shares)	16,666							350,500	334,600	160,600
Consideration to be paid	$ 125,000
Number of trading days		5 days									10 days
Share price (in dollars per share)		$ 7.5
Amount drawn against ELOC								$ 3,328,081			$ 3,328,081
Helena Global Investment Opportunities I Ltd [Member] | Subsequent Event [Member]
Equity Line of Credit [Abstract]
Value of shares reserved for issuance under equity line of credit												$ 300,000,000
Number of shares issued (in shares)							300,000
Helena Global Investment Opportunities I Ltd [Member] | Maximum [Member]
Equity Line of Credit [Abstract]
Percentage of common shares under ELOC			100.00%
Amount of advance under ELOC			$ 8,000,000
Percentage of beneficial ownership			9.99%